BLACKROCK INDEX FUNDS, INC.

iShares MSCI EAFE International Index Fund

(the “Fund”)

Supplement dated September 29, 2020 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of the Fund, each dated April 29, 2020, as supplemented to date

Effective January 1, 2021, BlackRock (as defined below) has agreed to: (i) remove the contractual expense caps for each share class of the Fund; and (ii) convert the Fund to a unitary administration fee structure. Accordingly, effective January 1, 2021, the Fund’s Summary Prospectuses, Prospectuses and SAI are amended as follows:

The section of the Investor A and Institutional Shares Summary Prospectus entitled “Key Facts About iShares MSCI EAFE International Index Fund—Fees and Expenses of the Fund” and the section of the Investor A and Institutional Shares Prospectus entitled “Fund Overview—Key Facts About iShares MSCI EAFE International Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of MSCI EAFE International Index Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares
Management Fee[1]	0.01%	0.01%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[2,3,4]	0.08%	0.08%
Administration Fees[2,3]	0.08%	0.08%
Independent Expenses[4]	—	—
Total Annual Fund Operating Expenses[3]	0.34%	0.09%
Fee Waivers and/or Expense Reimbursements[1,4]	—	—
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,4]	0.34%	0.09%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 37, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2022. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through April 30, 2022. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	Administration Fees have been restated to reflect current fees.

[3]

Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of the Administration Fees to reflect current fees.

[4]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent directors of the Corporation, counsel to such independent directors and the independent registered public accounting firm that provides audit services to the Fund. BlackRock has contractually agreed to reimburse, or provide offsetting credits to, the Fund for Independent Expenses through April 30, 2031. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2031 without the consent of the Board of Directors of the Corporation.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$35	$109	$191	$431
Institutional Shares	$9	$29	$51	$115

Portfolio Turnover:

MSCI EAFE International Index Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, MSCI EAFE International Index Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

The fourth paragraph of the section of the Investor A and Institutional Shares Prospectus entitled “Management of the Funds—BlackRock” is deleted in its entirety and replaced with the following:

The Corporation has entered into agreements (each, an “Administration Agreement”) with BlackRock, as the administrator (in such capacity, the “Administrator”), pursuant to which the Administrator receives compensation paid on a monthly basis for its services to Russell 2000 Small-Cap Index Fund and MSCI EAFE International Index Fund.

The fifth paragraph of the section of the Investor A and Institutional Shares Prospectus entitled “Management of the Funds—BlackRock” is amended to add the following as the second sentence:

The contractual fee rate payable to the Administrator as a percentage of MSCI EAFE International Index Fund’s average daily net assets attributable to Investor A and Institutional Shares under the Administration Agreement is 0.08%.

The tenth paragraph of the section of the Investor A and Institutional Shares Prospectus entitled “Management of the Funds—BlackRock” is deleted in its entirety and replaced with the following:

BlackRock, as administrator for Russell 2000 Small-Cap Index Fund, has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the Total Annual Fund Operating Expenses to the amounts noted in the table below.

Fund	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Russell 2000 Small-Cap Index Fund
Investor A Shares	0.37%
Institutional Shares	0.12%

[1]

The contractual caps are in effect through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

The section of the Investor A and Institutional Shares Prospectus entitled “Glossary—Administration Fee” is deleted in its entirety and replaced with the following:

Administration Fee — a fee paid to the Administrator for providing administrative services to Russell 2000 Small-Cap Index Fund and MSCI EAFE International Index Fund.

The section of the Investor A and Institutional Shares Prospectus entitled “For More Information—Funds and Service Providers—Administrator” is deleted in its entirety and replaced with the following:

ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

The section of the Investor P Shares Summary Prospectus entitled “Key Facts About iShares MSCI EAFE International Index Fund—Fees and Expenses of the Fund” and the section of the Investor P Shares Prospectus entitled “Fund Overview—Key Facts About iShares MSCI EAFE International Index Fund — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor P Shares of MSCI EAFE International Index Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your Financial Intermediary (as defined below) and in the “Details About the Share Class” section on page 23 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-84 of Part II of the Fund’s Statement of Additional Information (the “SAI”).

Shareholder Fees (fees paid directly from your investment)	Investor P Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor P Shares
Management Fee[1]	0.01%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[2,3,4]	0.08%
Administration Fees[2,3]	0.08%
Independent Expenses[4]	—
Total Annual Fund Operating Expenses[3]	0.34%
Fee Waivers and/or Expense Reimbursements[1,4]	—
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,4]	0.34%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 34, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2022. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through April 30, 2022. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	Administration Fees have been restated to reflect current fees.

[3]

Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of the Administration Fees to reflect current fees.

[4]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent directors of the Corporation, counsel to such independent directors and the independent registered public accounting firm that provides audit services to the Fund. BlackRock has contractually agreed to reimburse, or provide offsetting credits to, the Fund for Independent Expenses through April 30, 2031. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2031 without the consent of the Board of Directors of the Corporation.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor P Shares	$558	$629	$706	$933

Portfolio Turnover:

MSCI EAFE International Index Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, MSCI EAFE International Index Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

The fourth paragraph of the section of the Investor P Shares Prospectus entitled “Management of the Funds—BlackRock” is deleted in its entirety and replaced with the following:

The Corporation has entered into agreements (each, an “Administration Agreement”) with BlackRock, as the administrator (in such capacity, the “Administrator”), pursuant to which the Administrator receives compensation paid on a monthly basis for its services to Russell 2000 Small-Cap Index Fund and MSCI EAFE International Index Fund.

The fifth paragraph of the section of the Investor P Shares Prospectus entitled “Management of the Funds—BlackRock” is amended to add the following as the second sentence:

The contractual fee rate payable to the Administrator as a percentage of MSCI EAFE International Index Fund’s average daily net assets attributable to Investor P Shares under the Administration Agreement is 0.08%.

The tenth paragraph of the section of the Investor P Shares Prospectus entitled “Management of the Funds—BlackRock” is deleted in its entirety and replaced with the following:

BlackRock, as administrator for Russell 2000 Small-Cap Index Fund, has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the Total Annual Fund Operating Expenses to the amounts noted in the table below.

Fund	Contractual Cap[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)

Total Annual Fund Operating Expenses[2]

after giving effect to all applicable expense

limitation provisions (excluding
Dividend Expense, Interest Expense,
Acquired Fund Fees  and Expenses and
certain other Fund expenses)

Russell 2000 Small-Cap Index Fund
Investor P Shares	0.37%	0.36%

[1]

The contractual cap is in effect through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

The section of the Investor P Shares Prospectus entitled “Glossary—Administration Fee” is deleted in its entirety and replaced with the following:

Administration Fee — a fee paid to the Administrator for providing administrative services to Russell 2000 Small-Cap Index Fund and MSCI EAFE International Index Fund.

The section of the Investor P Shares Prospectus entitled “For More Information—Funds and Service Providers—Administrator” is deleted in its entirety and replaced with the following:

ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

The section of the Class K Shares Summary Prospectus entitled “Key Facts About iShares MSCI EAFE International Index Fund—Fees and Expenses of the Fund” and the section of the Class K Shares Prospectus entitled “Fund Overview—Key Facts About iShares MSCI EAFE International Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of MSCI EAFE International Index Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1]	0.01%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,3,4]	0.03%
Administration Fees[2,3]	0.03%
Independent Expenses[4]	—
Total Annual Fund Operating Expenses[3]	0.04%
Fee Waivers and/or Expense Reimbursements[1,4]	—
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,4]	0.04%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 32, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2022. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through April 30, 2022. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	Administration Fees have been restated to reflect current fees.

[3]

Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of the Administration Fees to reflect current fees.

[4]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent directors of the Corporation, counsel to such independent directors and the independent registered public accounting firm that provides audit services to the Fund. BlackRock has contractually agreed to reimburse, or provide offsetting credits to, the Fund for Independent Expenses through April 30, 2031. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2031 without the consent of the Board of Directors of the Corporation.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$4	$13	$23	$51

Portfolio Turnover:

MSCI EAFE International Index Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, MSCI EAFE International Index Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

The fourth paragraph of the section of the Class K Shares Prospectus entitled “Management of the Funds—BlackRock” is deleted in its entirety and replaced with the following:

The Corporation has entered into agreements (each, an “Administration Agreement”) with BlackRock, as the administrator (in such capacity, the “Administrator”), pursuant to which the Administrator receives compensation paid on a monthly basis for its services to Russell 2000 Small-Cap Index Fund and MSCI EAFE International Index Fund.

The fifth paragraph of the section of the Class K Shares Prospectus entitled “Management of the Funds—BlackRock” is amended to add the following as the second sentence:

The contractual fee rate payable to the Administrator as a percentage of MSCI EAFE International Index Fund’s average daily net assets attributable to Class K Shares under the Administration Agreement is 0.03%.

The tenth paragraph of the section of the Class K Shares Prospectus entitled “Management of the Funds—BlackRock” is deleted in its entirety and replaced with the following:

BlackRock, as administrator for Russell 2000 Small-Cap Index Fund, has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the Total Annual Fund Operating Expenses to the amounts noted in the table below.

Fund	Contractual Cap[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Russell 2000 Small-Cap Index Fund	0.07%

[1]

The contractual cap is in effect through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

The section of the Class K Shares Prospectus entitled “Glossary—Administration Fee” is deleted in its entirety and replaced with the following:

Administration Fee — a fee paid to the Administrator for providing administrative services to Russell 2000 Small-Cap Index Fund and MSCI EAFE International Index Fund.

The section of the Class K Shares Prospectus entitled “For More Information—Funds and Service Providers—Administrator” is deleted in its entirety and replaced with the following:

ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

The third paragraph in the section of the SAI entitled “Management, Advisory and Other Service Arrangements” is deleted in its entirety and replaced with the following:

The table below sets forth the annual management fee rates payable to the Manager:

Name of Series/Fund	Contractual Management Fee Rate[1]	Management Fee Rate (reflects fee waivers where applicable)
Master Small Cap Index Series[2,3]	0.01%	0.01%
MSCI EAFE International Index Fund	0.01%	0.01%

[1]	Excluding any fee waivers and reimbursements which may have been applicable.

[2]

BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Russell 2000 Small-Cap Index Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.37% (for Investor A Shares), 0.12% (for Institutional Shares), 0.07% (for Class K Shares) and 0.37% (for Investor P Shares) through April 30, 2021.

[3]

BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Master Small Cap Index Series (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Master Small Cap Index Series expenses) to 0.07% of average daily net assets through April 30, 2021.

The first paragraph in the section of the SAI entitled “Management, Advisory and Other Service Arrangements—Administration Arrangements” is deleted in its entirety and replaced with the following:

The Corporation, on behalf of Russell 2000 Small-Cap Index Fund and MSCI EAFE International Index Fund, has entered into administration agreements (each, an “Administration Agreement”) with BlackRock, as administrator (the “Administrator”). As discussed in the Prospectus, the Administrator receives for its services to Russell 2000 Small-Cap Index Fund monthly compensation at an annual rate based on a percentage of the average daily net assets of the Fund. The contractual fee rate payable to the Administrator as a percentage of Russell 2000 Small-Cap Index Fund’s average daily net assets is 0.04%. As discussed in the Prospectus, the Administrator receives for its services to MSCI EAFE International Index Fund monthly compensation at an annual rate based on a percentage of the average daily net assets of each share class of the Fund as follows:

MSCI EAFE International Index Fund

Class	Rate
Investor A	0.08%
Institutional	0.08%
Investor P	0.08%
Class K	0.03%

Shareholders should retain this Supplement for future reference.

PR2SAI-INDEX2-0920SUP